Impairment of goodwill (Details) - Spain, operating segment [member] € in Billions	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Effect on the recoverable amount	€ 1.1
Terminal value cash flows	10.00%
Discount rate after tax	0.50%
Perpetual growth rate	0.50%